Supplemental Financial Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories
Finished goods	$ 613		$ 547	$ 429
Work-in-process	262		286	207
Raw materials	162		258	236
Inventories, net	1,037		1,091	872
Property and Equipment, Net
Property and equipment, gross	6,545		6,542	5,948
Less accumulated depreciation	(4,345)		(4,295)	(3,804)
Property and equipment, net	2,200		2,247	2,144
Depreciation expense	92	140	525	508	476
Interest Expense (Income), net
Interest expense	72		104
Interest income	(6)	(1)
Interest expense (income), net	$ 66	$ (1)	$ 84	$ (20)	$ (28)